SUBSEQUENT EVENTS - Additional information (Details)	Jul. 08, 2024 USD ($)
Repurchase transaction of bonds
Disclosure of non-adjusting events after reporting period [line items]
Designated as hedging bonds partial discontinuation of coverage	$ 6,674
Ordinary bonds maturing 2025 | Repurchase of bonds
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of bonds	2,013
Subordinated bonds maturing 2027 | Repurchase of bonds
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of bonds	$ 4,661